FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENT

12.	FAIR VALUE MEASUREMENT
Measured or disclosed at fair value on a recurring basis
The Group measures cash and cash equivalent and available-for-sale investments at fair value on a recurring basis. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.
Available-for-sale securities recorded in long-term investments included redeemable preferred shares. Available-for-sale securities recorded in short-term investments included certain financial products with early redemption options and no specified maturity dates.
The Group has no financial liabilities that are measured at fair value on a recurring basis. The Group’s financial assets measured at fair value on a recurring basis are as follows:

	For the year ended September 30, 2020
	Fair value as of September 30, 2020	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Fair value measured
Cash and cash equivalents	80,056	80,056	—	—
Short-term investments:
Available-for-sale securities	20,343	—	20,343	—
Long-term investments:
Available-for-sale securities	9,109	—	2,353	6,756

Total assets measured at fair value	109,508	80,056	22,696	6,756

	For the year ended September 30, 2019
	Fair value as of September 30, 2019	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Fair value measured
Cash and cash equivalents	67,977	67,977	—	—
Short-term investments:
Available-for-sale securities	20,601	—	20,601	—
Long-term investments:
Available-for-sale securities	8,340	—	1,289	7,051

Total assets measured at fair value	96,918	67,977	21,890	7,051

Redeemable preferred shares do not have quoted market price and the Company measured their fair value based on recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms or a recent transaction agreed by the Company and the investee and has been classified as Level 2 measurement.
When no recent transactions are available, a market approach is used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning on sales, discount of lack of marketability, investee’s time to Initial Public Offerings (“IPO”) as well as related volatility. The Company has classified those as Level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.
As of September 30, 2019, the fair values of available-for-sale investments classified as
L
evel 3 were measured using the market approach with significant unobservable inputs were based on the following assumptions: (1) expected volatility of 44.6% to 57.5%, (2) discount rate of 30.0% to 34.0%, and (3) expected life of 3.1 years
to 3.3 years. As of September 30, 2020, those assumptions included: (1) expected volatility of 51.6% to 56.9%, (2) discount rate of 15.0%, and (3) expected life of 2.1 years
to 2.3 years.
The Group did not have any transfers between Level 1 and Level 2 fair value measurements during the periods presented. The Group transferred one redeemable preferred share investment from Level 2 to Level 3 during the years ended September 30, 2019 and 2020. Specifically, the Group changed its measurement method from recent transactions to a market approach to determine the investment’s fair value as no recent transactions were available. The Group also transferred one redeemable preferred share investment from Level 3 to Level 2 during the years ended September 30, 2019 and 2020, due to the availability of a recent transaction.
The following table provides additional information of reconciliation for the fair value measurements of assets using significant unobservable inputs (Level 3).

Available-for-sale Investments
US$
Balance as of September 30, 2018	4,648

Transfer from L evel 2 fair value measurement	2,327
Transfer to L evel 2 fair value measurement	(1,154)
Unrealized gain	1,459
Exchange loss	(229)

Balance as of September 30, 2019	7,051

Transfer from L evel 2 fair value measurement	1,289
Transfer to L evel 2 fair value measurement	(2,434)
Unrealized gain	606
Exchange gain	244

Balance as of September 30, 2020	6,756

The Group measures goodwill and acquired intangible assets at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Group measured acquired intangible assets using income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment losses related to acquired intangible assets arising from acquisitions for the years ended September 30, 2018, 2019 and 2020
, respectively. The
Group recognized nil, US$1,517 and nil impairment loss related to goodwill during
the years ended September 30, 2018, 2019 and 2020, respectively.
The Group measures equity securities without readily determinable fair value and equity method investments at fair value on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The
G
roup recorded US$546 and nil impairment loss on its equity securities without readily determinable fair value during the year
s
ended September 30, 2019 and 2020
,
respectively. The
Group recorded US$343, US$6,374 and US$910 impairment loss on its equity method investments during the years ended September 30, 2018, 2019 and 2020, respectively. Refer to Note 11.